INVESTMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest In Other Entities [Abstract]
INVESTMENTS	INVESTMENTS
12.1 INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD
The investment in BioConnection BV (BioConnection) announced in April 2019 provides the Company with significant influence over BioConnection, and as such has been treated as an associate of the Group.
As at December 31, 2022, the asset relates to an investment in the ordinary shares of BioConnection Investments B.V. During the second quarter of 2022, Pharming entered into a share purchase agreement, following receipt of an offer for all shares in BioConnection by Gimv, a European investment company listed on Euronext Brussels. The existing shareholders (including Pharming) reached agreement with Gimv on the sale of all issued and outstanding shares to a new holding company (BioConnection Investments B.V.) incorporated by Gimv, followed by a partial re-investment by existing shareholders of the purchase price in the share capital of BioConnection Investments B.V. The re-investment relates to the purchase of ordinary shares and a preference share. The transaction diluted Pharming’s stake in BioConnection from 43.85% in 2021 to 22.98% in 2022. Furthermore, as part of this transaction, the financial guarantee recognized in 2019, was released.
The Board of Directors made an assessment on the accounting treatment of the agreement and concluded that the sale of the BioConnection ordinary shares and purchase of the BioConnection Investments B.V. ordinary shares shall be considered as a dilution of an existing equity stake in an investment accounted for using they equity method. Hence Pharming recognized the dilution of its equity stake as a reduction of the carrying amount of the investment accounted for using the equity method. The preference share is valued as an investment in debt instruments designated at FVTPL. As a result of this transaction, Pharming has received one-off net cash proceeds of $7.3 million (EUR6.9 million) and recognized a gain of $12.2 million.
BioConnection has a share capital consisting solely of ordinary shares, which are held directly by a small group of shareholders. The proportion of ownership interest is the same as the proportion of voting rights held.

		% of ownership interest
Name of entity	Place of business	2022	2021	2020	Nature of relationship	Measurement method
BioConnection Investment B.V.	Oss, NL	22.98%	43.85%	43.85%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2022	2021	2020
BioConnection Investment B.V.

Balance at January 1	7,201	7,118	6,177

Movement during the year
Share in net profit	(1,083)	694	361
Amortization of financial guarantee	(153)	(33)	(32)
Dilution of equity stake	(2,991)	—	—
Currency translation	(473)	(578)	612

Balance at December 31	2,501	7,201	7,118
12.2 INVESTMENT IN DEBT INSTRUMENTS DESIGNATED AS AT FVTPL
The asset relates to the preference share as obtained as part of the agreement referred to above relating to BioConnection Investments B.V. The Board of Director’s made an assessment on the accounting treatment of the preference share obtained. The Board concluded that the asset should be recognized as a financial asset (debt instrument) measured at initial recognition at fair value, subsequently measured at fair value through profit and loss. The fair value was calculated based on a commonly accepted valuation method, the option pricing model (“OPM”), which considers the share classes as call options on the total shareholders’ equity value according to the rights and preferences of each class of equity. The payoff profile of the share classes was analyzed through a portfolio of call options, with the total equity value of a company as the underlying asset of the options and specific terms for each option calibrated to mirror, in aggregate, the payoff profile of the share classes. Relying on the forward-looking Black-Scholes-Merton (“BSM”) financial instrument pricing framework, the OPM effectively captures the full range of potential outcomes for the share classes at exit. The OPM takes into consideration the full spectrum of risks in terms of future potential upside or downside but does not require explicit estimates of the possible future outcomes. The BSM model is commonly used to price assets on financial markets and allows to estimate the theoretical value of a call option, using six key parameters, namely the underlying equity value, strike price, time to maturity, risk free rate, expected volatility of the underlying equity and dividend yield on the underlying equity, which is a Level 3 input in terms of IFRS 13. Significant increases or decreases in equity value, volatility and time to maturity and below assumptions in isolation would result in a significantly lower or higher fair value assessment.
The following assumptions were used in the Black-Scholes model to determine the fair value of the asset:

2022
Expected time to maturity	5 years
Volatility	55%
Risk-free interest rate	2.51%
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2022
Balance at January 1	—
Investment	7,933
Fair value changes	(1,185)
Currency translation	79
Balance at December 31	6,827

Sensitivity analysis
To illustrate the exposure of the carrying value of the investment to further fair value movements as a result of changes in the economic environment, a sensitivity analysis of fair value has been prepared over the key drivers most affected by the current uncertainties. It is possible that there will be movements in these key inputs after December 31, 2022. While it is unlikely that these reported inputs would move in isolation, these sensitivities have been performed independently to illustrate the impact each individual input has on the reported fair value, and they do not represent management’s estimate at December 31, 2022.
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	5.8	-2.0%	7.4	-5.0%	6.2
-5.0%	6.3	-1.0%	7.0	-2.5%	6.5
Base case	6.8	Base case	6.8	Base case	6.8
+5.0%	7.3	+1.0%	6.6	+2.5%	7.1
+10.0%	7.6	+2.0%	6.4	+5.0%	7.4
The impact of the remaining variables on the Black-Scholes model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
-2 years	8.2	-10.0%	7.8
- 1 year	7.5	-5.0%	7.3
Base case	6.8	Base case	6.8
+ 1 year	6.3	+5.0%	6.4
+ 2 years	5.8	+10.0%	6.0

12.3 INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Group holds 1.00% of the ordinary share capital of Orchard Therapeutics Plc., or Orchard, a global gene therapy leader. The shares were acquired as of 1 July 2021, as part of strategic collaboration between Pharming Group NV and Orchard Therapeutics to research, develop, manufacture and commercialize OTL-105, a newly disclosed investigational ex-vivo autologous HSC gene therapy for the treatment of HAE, a life-threatening rare disorder that causes recurring swelling attacks in the face, throat, extremities and abdomen.
As part of the agreement, Orchard received an upfront payment of $17.5 million comprising of $10.0 million in cash and a $7.5 million equity investment from Pharming at a premium to Orchard’s fair value share price. Orchard is also eligible to receive up to $189.5 million in development, regulatory and sales milestones as well as mid-single to low double-digit royalty payments on future worldwide sales.
The fair value of the shares at acquisition was $4.6 million. The upfront cash payment of $10.0 million and the premium on the share price of $2.9 million were expensed as an R&D expense for 2021. See Note 7. The fair value of the investment at December 31, 2022 was $0.4 million.
Management does not consider that the Group is able to exercise significant influence over Orchard as the other 99.0% of the ordinary share capital is publicly traded at the Nasdaq stock exchange (Nasdaq: ORTX).

		% of ownership interest
Name of entity	Place of business	2022	2021	2020	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	1.00%	1.00%	—%	Investment	Fair value
The fair value as at December 31, 2022 was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2022	2021	2020
Orchard Therapeutics Plc.

Balance at January 1	1,449	—	—

Movement during the year
Initial recognition	—	4,589	—
Fair value adjustments through OCI	(950)	(3,077)
Currency Translation	(96)	(63)	—

Balance at December 31	403	1,449	—

INVESTMENTS	INVESTMENTS
12.1 INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD
The investment in BioConnection BV (BioConnection) announced in April 2019 provides the Company with significant influence over BioConnection, and as such has been treated as an associate of the Group.
As at December 31, 2022, the asset relates to an investment in the ordinary shares of BioConnection Investments B.V. During the second quarter of 2022, Pharming entered into a share purchase agreement, following receipt of an offer for all shares in BioConnection by Gimv, a European investment company listed on Euronext Brussels. The existing shareholders (including Pharming) reached agreement with Gimv on the sale of all issued and outstanding shares to a new holding company (BioConnection Investments B.V.) incorporated by Gimv, followed by a partial re-investment by existing shareholders of the purchase price in the share capital of BioConnection Investments B.V. The re-investment relates to the purchase of ordinary shares and a preference share. The transaction diluted Pharming’s stake in BioConnection from 43.85% in 2021 to 22.98% in 2022. Furthermore, as part of this transaction, the financial guarantee recognized in 2019, was released.
The Board of Directors made an assessment on the accounting treatment of the agreement and concluded that the sale of the BioConnection ordinary shares and purchase of the BioConnection Investments B.V. ordinary shares shall be considered as a dilution of an existing equity stake in an investment accounted for using they equity method. Hence Pharming recognized the dilution of its equity stake as a reduction of the carrying amount of the investment accounted for using the equity method. The preference share is valued as an investment in debt instruments designated at FVTPL. As a result of this transaction, Pharming has received one-off net cash proceeds of $7.3 million (EUR6.9 million) and recognized a gain of $12.2 million.
BioConnection has a share capital consisting solely of ordinary shares, which are held directly by a small group of shareholders. The proportion of ownership interest is the same as the proportion of voting rights held.

		% of ownership interest
Name of entity	Place of business	2022	2021	2020	Nature of relationship	Measurement method
BioConnection Investment B.V.	Oss, NL	22.98%	43.85%	43.85%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2022	2021	2020
BioConnection Investment B.V.

Balance at January 1	7,201	7,118	6,177

Movement during the year
Share in net profit	(1,083)	694	361
Amortization of financial guarantee	(153)	(33)	(32)
Dilution of equity stake	(2,991)	—	—
Currency translation	(473)	(578)	612

Balance at December 31	2,501	7,201	7,118
12.2 INVESTMENT IN DEBT INSTRUMENTS DESIGNATED AS AT FVTPL
The asset relates to the preference share as obtained as part of the agreement referred to above relating to BioConnection Investments B.V. The Board of Director’s made an assessment on the accounting treatment of the preference share obtained. The Board concluded that the asset should be recognized as a financial asset (debt instrument) measured at initial recognition at fair value, subsequently measured at fair value through profit and loss. The fair value was calculated based on a commonly accepted valuation method, the option pricing model (“OPM”), which considers the share classes as call options on the total shareholders’ equity value according to the rights and preferences of each class of equity. The payoff profile of the share classes was analyzed through a portfolio of call options, with the total equity value of a company as the underlying asset of the options and specific terms for each option calibrated to mirror, in aggregate, the payoff profile of the share classes. Relying on the forward-looking Black-Scholes-Merton (“BSM”) financial instrument pricing framework, the OPM effectively captures the full range of potential outcomes for the share classes at exit. The OPM takes into consideration the full spectrum of risks in terms of future potential upside or downside but does not require explicit estimates of the possible future outcomes. The BSM model is commonly used to price assets on financial markets and allows to estimate the theoretical value of a call option, using six key parameters, namely the underlying equity value, strike price, time to maturity, risk free rate, expected volatility of the underlying equity and dividend yield on the underlying equity, which is a Level 3 input in terms of IFRS 13. Significant increases or decreases in equity value, volatility and time to maturity and below assumptions in isolation would result in a significantly lower or higher fair value assessment.
The following assumptions were used in the Black-Scholes model to determine the fair value of the asset:

2022
Expected time to maturity	5 years
Volatility	55%
Risk-free interest rate	2.51%
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2022
Balance at January 1	—
Investment	7,933
Fair value changes	(1,185)
Currency translation	79
Balance at December 31	6,827

Sensitivity analysis
To illustrate the exposure of the carrying value of the investment to further fair value movements as a result of changes in the economic environment, a sensitivity analysis of fair value has been prepared over the key drivers most affected by the current uncertainties. It is possible that there will be movements in these key inputs after December 31, 2022. While it is unlikely that these reported inputs would move in isolation, these sensitivities have been performed independently to illustrate the impact each individual input has on the reported fair value, and they do not represent management’s estimate at December 31, 2022.
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	5.8	-2.0%	7.4	-5.0%	6.2
-5.0%	6.3	-1.0%	7.0	-2.5%	6.5
Base case	6.8	Base case	6.8	Base case	6.8
+5.0%	7.3	+1.0%	6.6	+2.5%	7.1
+10.0%	7.6	+2.0%	6.4	+5.0%	7.4
The impact of the remaining variables on the Black-Scholes model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
-2 years	8.2	-10.0%	7.8
- 1 year	7.5	-5.0%	7.3
Base case	6.8	Base case	6.8
+ 1 year	6.3	+5.0%	6.4
+ 2 years	5.8	+10.0%	6.0

12.3 INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Group holds 1.00% of the ordinary share capital of Orchard Therapeutics Plc., or Orchard, a global gene therapy leader. The shares were acquired as of 1 July 2021, as part of strategic collaboration between Pharming Group NV and Orchard Therapeutics to research, develop, manufacture and commercialize OTL-105, a newly disclosed investigational ex-vivo autologous HSC gene therapy for the treatment of HAE, a life-threatening rare disorder that causes recurring swelling attacks in the face, throat, extremities and abdomen.
As part of the agreement, Orchard received an upfront payment of $17.5 million comprising of $10.0 million in cash and a $7.5 million equity investment from Pharming at a premium to Orchard’s fair value share price. Orchard is also eligible to receive up to $189.5 million in development, regulatory and sales milestones as well as mid-single to low double-digit royalty payments on future worldwide sales.
The fair value of the shares at acquisition was $4.6 million. The upfront cash payment of $10.0 million and the premium on the share price of $2.9 million were expensed as an R&D expense for 2021. See Note 7. The fair value of the investment at December 31, 2022 was $0.4 million.
Management does not consider that the Group is able to exercise significant influence over Orchard as the other 99.0% of the ordinary share capital is publicly traded at the Nasdaq stock exchange (Nasdaq: ORTX).

		% of ownership interest
Name of entity	Place of business	2022	2021	2020	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	1.00%	1.00%	—%	Investment	Fair value
The fair value as at December 31, 2022 was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2022	2021	2020
Orchard Therapeutics Plc.

Balance at January 1	1,449	—	—

Movement during the year
Initial recognition	—	4,589	—
Fair value adjustments through OCI	(950)	(3,077)
Currency Translation	(96)	(63)	—

Balance at December 31	403	1,449	—